Basis of preparation, material accounting policies, and future accounting changes (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Estimated vanadium price description	estimated vanadium prices based on current pricing data and anticipated market supply and demand dynamics, and used an estimated vanadium price of $6.68 per pound for 2024, increasing to $8.50 per pound for 2027 onwards.
Estimated ilmenite price description	An estimated ilmenite price of $200 per tonne for 2024 was used, increasing to $213 per tonne in 2027 onwards.
Real weighted average cost of capital percentage	10.50%
Estimated recoverable amount maximum limit to exclude impairment charge	estimated recoverable amount exceeded its carrying amount and no impairment charge was required.
Machinery and equipment [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	10 to 30 years
Office equipment [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	5 years
Depreciation method, property, plant and equipment	straight-line method
Computers [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	3 years
Depreciation method, property, plant and equipment	straight-line method
Vehicles [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	declining balance method
Depreciation rate, property, plant and equipment	20.00%